Consolidating Financial Information Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Net cash provided by operating activities	$ 687,927	$ 305,624	$ 130,849
Purchase of available-for-sale securities	(340,527)	(387,734)	(125,037)
Proceeds from maturities of available-for-sale securities	390,009	261,185	130,999
Purchase of investments	(25,000)	0	0
Proceeds from the sale of investments	11,575	297	2,586
Purchase of business, net of cash acquired	0	224,324	0
Proceeds from the sale of business	0	1,500	0
Purchase of intangibles	0	(1,100)	(1,327)
Purchase of property and equipment	(315,624)	(169,862)	(66,753)
Proceeds from sale of property and equipment	853	7,448	2,499
Net cash used in investing activities	(278,714)	(63,942)	(57,033)
Proceeds from debt issuances	1,175,000	0	0
Payment of debt	(175,000)	(87,503)	0
Excess tax benefit from exercises of stock options	935	13,993	50
Debt issuance costs	(13,588)	(36)	(122)
Proceeds from the issuance of common stock	51,875	46,072	17,480
Repurchase of common stock, including transaction costs	(1,300,009)	(50,874)	(12,780)
Tax withholding paid on behalf of employees for restricted stock units	(22,168)	(34,250)	(9,113)
Restricted cash associated with financing activities	131	0	0
Other financing	(28)	(300)	240
Net transactions with related parties	0	0	0
Net cash used in financing activities	(282,852)	(112,898)	(4,245)
Effect of exchange rate on cash and cash equivalents	(294)	(868)	665
Net increase in cash and cash equivalents	126,067	127,916	70,236
Cash and cash equivalents at the beginning of the period	299,814	171,898	101,662
Cash and cash equivalents at the end of the period	425,881	299,814	171,898
Parent Company [Member]
Net cash provided by operating activities	282,955	25,059	0
Purchase of available-for-sale securities	0	0	0
Proceeds from maturities of available-for-sale securities	0	0	0
Purchase of investments	0
Proceeds from the sale of investments	0	0	0
Purchase of business, net of cash acquired		0
Proceeds from the sale of business		0
Purchase of intangibles		0	0
Purchase of property and equipment	0	0	0
Proceeds from sale of property and equipment	0	0	0
Net cash used in investing activities	0	0	0
Proceeds from debt issuances	1,175,000
Payment of debt	(175,000)	0
Excess tax benefit from exercises of stock options	935	13,993	0
Debt issuance costs	(13,588)	0	0
Proceeds from the issuance of common stock	51,875	46,072	0
Repurchase of common stock, including transaction costs	(1,300,009)	(50,874)	0
Tax withholding paid on behalf of employees for restricted stock units	(22,168)	(34,250)	0
Restricted cash associated with financing activities	0
Other financing	0	0	0
Net transactions with related parties	0	0	0
Net cash used in financing activities	(282,955)	(25,059)	0
Effect of exchange rate on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0
Cash and cash equivalents at the end of the period	0	0	0
Guarantor Subsidiaries [Member]
Net cash provided by operating activities	273,171	187,786	100,954
Purchase of available-for-sale securities	(340,527)	(370,734)	(125,066)
Proceeds from maturities of available-for-sale securities	390,009	234,185	129,031
Purchase of investments	(25,000)
Proceeds from the sale of investments	11,575	297	2,586
Purchase of business, net of cash acquired		165,665
Proceeds from the sale of business		1,500
Purchase of intangibles		(671)	(1,327)
Purchase of property and equipment	(244,817)	(116,868)	(45,439)
Proceeds from sale of property and equipment	595	7,363	2,383
Net cash used in investing activities	(208,165)	(79,263)	(37,832)
Proceeds from debt issuances	0
Payment of debt	0	(87,503)
Excess tax benefit from exercises of stock options	0	0	50
Debt issuance costs	0	(36)	(122)
Proceeds from the issuance of common stock	0	0	17,480
Repurchase of common stock, including transaction costs	0	0	(12,780)
Tax withholding paid on behalf of employees for restricted stock units	0	0	(9,113)
Restricted cash associated with financing activities	131
Other financing	(28)	(300)	240
Net transactions with related parties	1,192	1,376	35,106
Net cash used in financing activities	1,295	(86,463)	30,861
Effect of exchange rate on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	66,301	22,060	93,983
Cash and cash equivalents at the beginning of the period	154,332	132,272	38,289
Cash and cash equivalents at the end of the period	220,633	154,332	132,272
Non-Guarantor Subsidiaries [Member]
Net cash provided by operating activities	131,801	92,779	29,895
Purchase of available-for-sale securities	0	(17,000)	29
Proceeds from maturities of available-for-sale securities	0	27,000	1,968
Purchase of investments	0
Proceeds from the sale of investments	0	0	0
Purchase of business, net of cash acquired		58,659
Proceeds from the sale of business
Purchase of intangibles		(429)	0
Purchase of property and equipment	(70,807)	(52,994)	(21,314)
Proceeds from sale of property and equipment	258	85	116
Net cash used in investing activities	(70,549)	15,321	(19,201)
Proceeds from debt issuances	0
Payment of debt	0	0
Excess tax benefit from exercises of stock options	0	0	0
Debt issuance costs	0	0	0
Proceeds from the issuance of common stock	0	0	0
Repurchase of common stock, including transaction costs	0	0	0
Tax withholding paid on behalf of employees for restricted stock units	0	0	0
Restricted cash associated with financing activities	0
Other financing	0	0	0
Net transactions with related parties	(1,192)	(1,376)	(35,106)
Net cash used in financing activities	(1,192)	(1,376)	(35,106)
Effect of exchange rate on cash and cash equivalents	(294)	(868)	665
Net increase in cash and cash equivalents	59,766	105,856	(23,747)
Cash and cash equivalents at the beginning of the period	145,482	39,626	63,373
Cash and cash equivalents at the end of the period	205,248	145,482	39,626
Consolidating Entries and Eliminations
Net cash provided by operating activities	0	0	0
Purchase of available-for-sale securities	0	0	0
Proceeds from maturities of available-for-sale securities	0	0	0
Purchase of investments	0
Proceeds from the sale of investments	0	0	0
Purchase of business, net of cash acquired		0
Proceeds from the sale of business		0
Purchase of intangibles		0	0
Purchase of property and equipment	0	0	0
Proceeds from sale of property and equipment	0	0	0
Net cash used in investing activities	0	0	0
Proceeds from debt issuances	0
Payment of debt	0	0
Excess tax benefit from exercises of stock options	0	0	0
Debt issuance costs	0	0	0
Proceeds from the issuance of common stock	0	0	0
Repurchase of common stock, including transaction costs	0	0	0
Tax withholding paid on behalf of employees for restricted stock units	0	0	0
Restricted cash associated with financing activities	0
Other financing	0	0	0
Net transactions with related parties	0	0	0
Net cash used in financing activities	0	0	0
Effect of exchange rate on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0